Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computations of basic and diluted EPS for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
	2023	2022	2021
Net income (loss) for the computation of basic EPS	$3,136,091	$(726,041)	$1,000,507
Weighted average ordinary shares outstanding—basic	224,216,801	240,486,849	146,421,188
Basic EPS	$13.99	$(3.02)	$6.83

	Year Ended December 31,
	2023	2022	2021
Net income (loss) for the computation of diluted EPS	$3,136,091	$(726,041)	$1,000,507
Weighted average ordinary shares outstanding—diluted	227,656,343	240,486,849	149,005,981
Diluted EPS	$13.78	$(3.02)	$6.71

Computation of Outstanding Shares for Basic EPS
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2023, 2022 and 2021 were as follows:

	As of December 31,
	2023	2022	2021
	Number of ordinary shares
Ordinary shares issued	215,543,739	250,347,345	250,347,345
Treasury shares	(13,050,571)	(4,416,070)	(4,951,897)
Ordinary shares outstanding	202,493,168	245,931,275	245,395,448
Shares of unvested restricted stock	(4,561,249)	(4,837,602)	(5,822,811)
Ordinary shares outstanding, excluding shares of unvested restricted stock	197,931,919	241,093,673	239,572,637